Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - CNY (¥) ¥ in Thousands		Aug. 31, 2021	Aug. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Payroll and related benefits		¥ 65,719	¥ 73,091
Temporary receipt from students		47,885	10,154
Deposits received		35,939	41,697
Bond interest payables		24,862	35,656
Other tax payable		9,406	7,365
Professional fee		7,501	15,664
Commission fee		4,975	7,455
Offering subsidies-current		1,174	1,659
Accrual rental expense		1,971	1,430
Accrual utilities expenses		1,391	4,986
Concession payable	[1]		16,448
Restructuring cost	[2]		12,596
Others		33,213	35,931
Total		¥ 234,036	¥ 264,132

[1]	Concession payable represents the deferred rent payments related to COVID-19 as of August 31, 2020.
[2]	During the year ended August 31, 2020, for the Group’s overseas schools operation, the Group was in the process of establishing a center of excellence to centralize certain functions of management, such as finance and IT. The restructuring cost primarily includes the compensation for the contract termination. During the year ended August 31, 2021, the restructuring cost was fully settled.